Borrowings - Bonds and Own shares (Details) € in Millions, ¥ in Billions, £ in Billions, kr in Billions, SFr in Billions, $ in Billions, $ in Billions, $ in Billions	12 Months Ended
	Mar. 31, 2026 EUR (€) shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2026 GBP (£) shares	Mar. 31, 2026 NOK (kr) shares	Mar. 31, 2025 EUR (€) shares	Mar. 31, 2026 USD ($)	Mar. 31, 2026 GBP (£)	Mar. 31, 2026 CHF (SFr)	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 AUD ($)	Mar. 31, 2026 JPY (¥)
Liquidity and capital resources
Notional amount	€ 18,786				€ 22,628
Top of range [member]
Liquidity and capital resources
Treasury shares | shares	2,122,987,551	2,122,987,551	2,122,987,551	2,122,987,551	2,305,697,477
Percentage of issued share capital held as treasury shares	8.00%	8.00%	8.00%	8.00%	8.20%
Bonds
Liquidity and capital resources
Notional amount of borrowings outstanding	€ 33,000
Bonds | United States of America, Dollars
Liquidity and capital resources
Bonds issued | $						$ 16.0
Nominal values of bonds re-purchased	2,100	$ 2.5
Bonds | Euro
Liquidity and capital resources
Bonds issued	15,400
Nominal values of bonds matured	1,300
Nominal values of bonds re-purchased	1,100
Bonds | Sterling
Liquidity and capital resources
Bonds issued | £							£ 2.7
Nominal values of bonds matured	200		£ 0.2
Nominal values of bonds re-purchased	1,900		£ 1.7
Bonds | Australia, Dollars
Liquidity and capital resources
Bonds issued | $										$ 0.3
Bonds | Hong Kong, Dollars
Liquidity and capital resources
Bonds issued | $									$ 1.8
Bonds | Norway, Krone
Liquidity and capital resources
Nominal values of bonds matured	€ 20,000			kr 0.2
Bonds | Switzerland, Francs
Liquidity and capital resources
Bonds issued | SFr								SFr 0.2
Bonds | Japan, Yen
Liquidity and capital resources
Bonds issued | ¥											¥ 10.0
Bonds | Minimum.
Liquidity and capital resources
Borrowing interest rate	50000000000.00001%				50000000000.00001%	50000000000.00001%	50000000000.00001%	50000000000.00001%	50000000000.00001%	50000000000.00001%	50000000000.00001%
Bonds | Top of range [member]
Liquidity and capital resources
Borrowing interest rate	800000000000.00%				800000000000.00%	800000000000.00%	800000000000.00%	800000000000.00%	800000000000.00%	800000000000.00%	800000000000.00%
Euro medium-term note programme
Liquidity and capital resources
Number of note programmes	2	2	2	2
Euro medium-term note programme | Euro
Liquidity and capital resources
Cash raised from bonds issued	€ 4,800
Euro medium-term note programme, one
Liquidity and capital resources
Notional amount	30,000
Euro medium-term note programme, one | Sterling
Liquidity and capital resources
Cash raised from bonds issued | £			£ 0.5
Euro medium-term note programme, two
Liquidity and capital resources
Notional amount	30,000
Euro medium-term note programme, two | Euro
Liquidity and capital resources
Cash raised from bonds issued	€ 600